Note 10 - Employee Benefit Plan	12 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 10 - Employee Benefit Plan

Note 10 – Employee Benefit Plan

Share-Based Employee Compensation

On February 6, 2008, the Board of Directors adopted the GB Sciences, Inc. 2007 Amended Stock Option Plan (“2007 Plan”). Under the 2007 Plan, 8,000,000 shares of the Company’s restricted common stock may be issuable upon the exercise of options issued to employees, advisors and consultants. The Company revised the plan and the Board of Directors adopted the new 2014 Equity Compensation Plan. On June 30, 2015, GB Sciences filed a Form S-8 Registration Statement with the SEC to register 8,500,000 shares of common stock issuable under stock options to grant to employees and consultants. At the Company’s special meeting of the shareholders held on April 6, 2018, the adoption by the Board of Directors of the 2014 Equity Compensation Plan was ratified by a majority of shareholders present at the meeting, either in person or by proxy.

Compensation Expense

For the years ended March 31, 2018 and 2017, the Company recorded compensation expense of $1.8 million and $1.3 million respectively, related to employee stock options and restricted stock.

The unrecognized compensation cost, and weighted-average period over which the cost is expected to be recognized for non-vested awards as of March 31, 2018, are presented below:

	Unrecognized Compensation Cost ($)	Weighted Average Period (years)
Stock Options	1,053,155	0.60
Total	1,053,155	0.60

Fair Value

The closing price of the Company's stock on the date of grant is used as the fair value for the issuances of restricted stock. The fair value of stock options granted is estimated as of the grant date using the Black-Scholes option pricing model.

The following range of assumptions in the Black-Scholes option pricing model was used to determine fair value at the years ended below:

	Twelve months ended
	March 31, 2018	March 31, 2017
Weighted-average volatility	183.55%	174.57%
Expected term (in years)	10	10
Risk-free interest rate	2.02%	1.07%

Expected volatilities used for award valuation in 2018 and 2017 are based on the peer group volatility.

The risk-free interest rate for periods equal to the expected term of an award is based on a blended historical rate using Federal Reserve rates for U.S. Treasury securities.

Stock Options

A summary of option activity as of March 31, 2018 and 2017, and changes during the years then ended, is presented below:

	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value ($)
Outstanding at April 1, 2016	2,500,000	$0.25	9.23	15,075
Granted	5,050,000	$0.30
Exercised	-	-
Forfeited	(600,000)	$0.35
Outstanding at March 31, 2017	6,950,000	$0.26	8.05	627,890
Granted	6,400,000	$0.28
Exercised	(83,333)	$0.32
Forfeited	(233,333)	$0.28
Outstanding at March 31, 2018	13,033,334	$0.28	8.21	2,646,723
Fully vested and expected to vest at March 31, 2018	5,031,671	$0.27		1,047,477
Exercisable at March 31, 2018	5,031,671	$0.27		1,047,477

Restricted stock awards

A summary of the status of the Company’s non-vested restricted stock grants during the years ended March 31, 2017 and 2016 is presented below:

	Shares	Weighted Average Grant Date Fair Value ($)

Balance at April 1, 2016	453,333	$0.35
Granted	565,359
Vested	(568,692)
Forfeited/Cancelled	(450,000)
Non-vested at March 31, 2017	-	-
Granted	-
Vested	-
Forfeited/Cancelled	-
Non-vested at March 31, 2018	-	-

The total fair value of restricted stock that vested during the years ended March 31, 2018 and 2017 was $0, and $0.2 million, respectively.